Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2017
Derivative financial instruments
Notional amount of outstanding derivatives

Type of derivative	Total notional amounts at December 31,
($ in millions)	2017	2016	2015
Foreign exchange contracts	17,280	15,353	16,467
Embedded foreign exchange derivatives	1,641	2,162	2,966
Interest rate contracts	5,706	3,021	4,302

Derivative commodity contracts

The following table shows the notional amounts of outstanding commodity derivatives (whether designated as hedges or not), on a net basis, to reflect the Company’s requirements in the various commodities:

		Total notional amounts at December 31,
Type of derivative	Unit	2017	2016	2015
Copper swaps	metric tonnes	44,145	47,425	48,903
Aluminum swaps	metric tonnes	7,700	4,650	5,455
Nickel swaps	metric tonnes	12	—	18
Lead swaps	metric tonnes	—	15,100	14,625
Zinc swaps	metric tonnes	425	150	225
Silver swaps	ounces	1,966,729	1,586,395	1,727,255
Crude oil swaps	barrels	170,331	121,000	133,500

Gain (loss) on cash flow hedges

	Gains (losses) recognized in OCI				Gains (losses) reclassified from
	on derivatives (effective portion)				OCI into income (effective portion)
($ in millions)	2017	2016	2015		2017	2016	2015
Type of derivative				Location
Foreign exchange contracts	11	2	(11)	Total revenues	(1)	(11)	(36)
				Total cost of sales	3	10	11
Commodity contracts	12	4	(9)	Total cost of sales	8	(2)	(10)
Cash-settled call options	22	15	(6)	SG&A expenses(1)	16	10	(4)
Total	45	21	(26)		26	7	(39)

(1)              SG&A expenses represent “Selling, general and administrative expenses”.

Gain (loss) on fair value hedges
($ in millions)	2017	2016	2015
Gains (losses) recognized in Interest and other finance expense:
- on derivatives designated as fair value hedges	(25)	(28)	8
- on hedged item	29	30	(4)

Gain (loss) on derivatives not designated in hedge relationships

($ in millions)	Gains (losses) recognized in income
Type of derivative not designated as a hedge	Location	2017	2016	2015
Foreign exchange contracts	Total revenues	147	(206)	(216)
	Total cost of sales	(44)	(56)	16
	SG&A expenses(1)	(18)	8	13
	Non-order related research and
	development	—	(2)	(1)
	Other income (expense), net	(1)	22	—
	Interest and other finance expense	22	(34)	287
Embedded foreign exchange contracts	Total revenues	(2)	(5)	127
	Total cost of sales	(4)	(5)	(25)
	SG&A expenses(1)	5	(2)	(5)
Commodity contracts	Total cost of sales	53	42	(61)
Other	Interest and other finance expense	(2)	4	(1)
Total		156	(234)	134

(1)              SG&A expenses represent “Selling, general and administrative expenses”.

Fair value of derivatives

	December 31, 2017
	Derivative assets		Derivative liabilities
		Non-current		Non-current
	Current in	in “Other	Current in	in “Other
	“Other current	non-current	“Other current	non-current
($ in millions)	assets”	assets”	liabilities”	liabilities”
Derivatives designated as hedging instruments:
Foreign exchange contracts	4	—	3	1
Commodity contracts	6	—	—	—
Interest rate contracts	—	42	—	4
Cash-settled call options	25	16	—	—
Total	35	58	3	5
Derivatives not designated as hedging instruments:
Foreign exchange contracts	142	25	190	63
Commodity contracts	35	1	6	—
Cross-currency interest rate swaps	—	—	2	—
Cash-settled call options	—	1	—	—
Embedded foreign exchange derivatives	32	16	22	7
Total	209	43	220	70
Total fair value	244	101	223	75

	December 31, 2016
	Derivative assets		Derivative liabilities
		Non-current		Non-current
	Current in	in “Other	Current in	in “Other
	“Other current	non-current	“Other current	non-current
($ in millions)	assets”	assets”	liabilities”	liabilities”
Derivatives designated as hedging instruments:
Foreign exchange contracts	5	—	6	5
Commodity contracts	2	—	—	—
Interest rate contracts	2	62	—	—
Cash-settled call options	13	9	—	—
Total	22	71	6	5
Derivatives not designated as hedging instruments:
Foreign exchange contracts	169	29	257	77
Commodity contracts	29	2	6	1
Cross-currency interest rate swaps	—	2	—	—
Cash-settled call options	—	1	—	—
Embedded foreign exchange derivatives	58	21	35	18
Total	256	55	298	96
Total fair value	278	126	304	101

Offsetting of Derivative Assets

($ in millions)	December 31, 2017
	Gross amount of	Derivative liabilities
Type of agreement or	recognized	eligible for set-off in	Cash collateral	Non-cash collateral	Net asset
similar arrangement	assets	case of default	received	received	exposure
Derivatives	297	(172)	—	—	125
Reverse repurchase
agreements	305	—	—	(305)	—
Total	602	(172)	—	(305)	125

($ in millions)	December 31, 2016
	Gross amount of	Derivative liabilities
Type of agreement or	recognized	eligible for set-off in	Cash collateral	Non-cash collateral	Net asset
similar arrangement	assets	case of default	received	received	exposure
Derivatives	325	(190)	—	—	135
Reverse repurchase
agreements	268	—	—	(268)	—
Total	593	(190)	—	(268)	135

Offsetting of Derivative Liabilities

($ in millions)	December 31, 2017
	Gross amount of	Derivative liabilities
Type of agreement or	recognized	eligible for set-off in	Cash collateral	Non-cash collateral	Net liability
similar arrangement	liabilities	case of default	pledged	pledged	exposure
Derivatives	269	(172)	—	—	97
Total	269	(172)	—	—	97

($ in millions)	December 31, 2016
	Gross amount of	Derivative liabilities
Type of agreement or	recognized	eligible for set-off in	Cash collateral	Non-cash collateral	Net liability
similar arrangement	liabilities	case of default	pledged	pledged	exposure
Derivatives	352	(190)	—	—	162
Total	352	(190)	—	—	162